Debt (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Summary of Outstanding Debt
The following table summarizes outstanding debt balances as of June 30, 2021 and December 31, 2020 (in thousands):

Instrument	Date of Issuance	Maturity Date	Effective interest rate	June 30, 2021	December 31, 2020
Investor Loan Notes	September 2018 to December 2019	April 2021	10%	$—	$82,631
Data Project Srl Mortgage	December 2010	December 2025	1%	101	116
Related Party Loan	December 2020	April 2021	4%	—	10,248

				$101	$92,995
Less current portion of debt				(23)	(10,272)

Non-current portion of debt				$78	$82,723

Summary of Expected Future Payments
Expected future payments for all borrowings as of June 30, 2021 are as follows:

Fiscal Period:	(in thousands)
2021 (remainder)	$12
2022	23
2023	24
2024	24
2025	18
Thereafter	—

Total payment outstanding	$101

MAVEN TOPCO LIMITED [Member]
Summary of Outstanding Debt
The following table summarizes outstanding debt balances as of March 31, 2021 and December 31, 2020 (in thousands):

Instrument	Date of Issuance	Maturity Date	Effective interest rate	March 31, 2021	December 31, 2020
Investor Loan Notes	September 2018 to December 2019	September 2028 to December 2029	10%	$85,353	$82,631
Data Project Srl Mortgage	December 2010	December 2025	8%	106	116
Related Party Loan	December 2020	April 2021	4%	10,433	10,248

				$95,892	$92,995
Less current portion of debt				(10,456)	(10,272)

Non-current portion of debt				$85,436	$82,723

The following table summarizes outstanding debt balances as of December 31, 2020 and 2019 (Successor) (in thousands):

				Successor
Instrument	Date of Issuance	Maturity Date	Effective interest rate	December 31, 2020	December 31, 2019
Investor Loan Notes	September 2018 to December 2019	September 2028 to December 2029	10%	$82,631	$73,061
Data Project Srl Mortgage	December 2010	December 2025	8%	116	130
Related Party Loan	December 2020	May 2021	4%	10,248	—

				$92,995	$73,191
Less current portion of debt				(10,272)	(25)

Noncurrent portion of debt				$82,723	$73,166

Summary of Expected Future Payments
Expected future payments for all borrowings as of March 31, 2021 are as follows:

Fiscal Period:	(in thousands)
2021 (remainder)	$10,450
2022	23
2023	23
2024	24
2025	22
Thereafter	85,350

Total payment outstanding	$95,892

Expected future payments for all borrowings as of December 31, 2020 (Successor) are as follows:

Fiscal Years:	(in thousands)
2021	$10,272
2022	24
2023	25
2024	25
2025	23
Thereafter	82,626

Total payment outstanding	$92,995